Cost Of Sales - Additional Information (Detail) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Additional information [abstract]
Cost of inventories recorded in cost of sales	$ 3,975.6	$ 4,122.1